IFRS 7 Disclosure (Summary of Remaining Contractual Maturity) (Parenthetical) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities Table [Table]
Covered bonds	$ 61,000	$ 57,000
Commitments to extend credit to private equity investments	530	573
Not later than one month [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities Table [Table]
Covered bonds	3,000
Later than one month and not later than three months [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities Table [Table]
Covered bonds	3,000
Later than three months and not later than six months [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities Table [Table]
Covered bonds	4,000	6,000
Later than six months and not later than nine months [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities Table [Table]
Covered bonds	1,000	3,000
Later than nine months and not later than one year [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities Table [Table]
Covered bonds		1,000
Later than one year and not later than two years [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities Table [Table]
Covered bonds	12,000	12,000
Later than two years and not later than five years [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities Table [Table]
Covered bonds	34,000	31,000
Later than five years [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities Table [Table]
Covered bonds	$ 4,000	$ 4,000